UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY PREMIER SELECTIONS

ALL CAP GROWTH PORTFOLIO

SMITH BARNEY LARGE CAP CORE PORTFOLIO

SMITH BARNEY GROWTH AND INCOME

PORTFOLIO

SB GOVERNMENT PORTFOLIO

FORM N-Q

JULY 31, 2004

Smith Barney Premier Selections All Cap Growth Portfolio

Schedules of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 95.8%
CONSUMER DISCRETIONARY — 20.3%
Auto Components — 0.5%
5,800	Lear Corp.	$319,754
Automobiles — 0.6%
11,000	Thor Industries, Inc.	344,410
Hotels, Restaurants and Leisure — 3.9%
10,700	Brinker International, Inc.+	383,167
8,200	CBRL Group, Inc.	272,404
13,900	Shuffle Master, Inc. +	444,661
20,300	Station Casinos, Inc.	876,960
13,900	WMS Industries Inc. +	378,636
		2,355,828
Internet and Catalog Retail — 2.2%
34,500	Amazon.com, Inc.+	1,342,740
Leisure Equipment and Products — 0.7%
31,850	Marvel Enterprises, Inc.+	415,643
Media — 5.4%
3,700	The E.W. Scripps Co., Class A Shares	378,954
16,500	Harte-Hanks, Inc.	398,640
7,200	Meredith Corp.	380,736
2,900	Pixar+	197,896
57,300	Time Warner Inc.+	954,045
41,500	The Walt Disney Co.	958,235
		3,268,506
Specialty Retail — 5.7%
15,000	Chico’s FAS, Inc.+	628,050
15,200	Dick’s Sporting Goods, Inc.+	494,000
33,600	The Home Depot, Inc.	1,132,992
9,249	PETsMART, Inc.	286,811
10,000	The Sports Authority, Inc.+	255,000
12,000	Tractor Supply Co.+	435,120
6,100	Williams-Sonoma, Inc.+	198,189
		3,430,162
Textiles and Apparel — 1.3%
13,500	Coach, Inc.+	577,665
13,900	Tommy Hilfiger Corp.+	194,600
		772,265
	TOTAL CONSUMER DISCRETIONARY	12,249,308
CONSUMER STAPLES — 7.2%
Beverages — 2.2%
30,100	The Coca-Cola Co.	1,320,186
Food Products — 2.7%
14,000	Hormel Foods Corp.	415,520

See Notes to Schedules of Investments.

Smith Barney Premier Selections All Cap Growth Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Food Products — 2.7% (continued)
8,300	The J. M. Smucker Co.	$347,023
14,400	Wm. Wrigley Jr. Co.	869,760
		1,632,303
Personal Products — 2.3%
35,200	The Gillette Co.	1,372,096
	TOTAL CONSUMER STAPLES	4,324,585
ENERGY — 3.7%
Energy Equipment and Services — 2.5%
7,400	Cal Dive International, Inc.+	229,400
16,600	FMC Technologies, Inc.+	498,000
9,150	Nabors Industries, Ltd.+	425,475
5,800	Smith International, Inc.+	338,024
		1,490,899
Oil and Gas — 1.2%
3,900	Murphy Oil Corp.	301,626
9,800	Stone Energy Corp.+	443,352
		744,978
	TOTAL ENERGY	2,235,877
FINANCIALS — 12.9%
Banks — 2.5%
5,050	Banknorth Group, Inc.	161,146
8,800	Investors Financial Services Corp.	401,984
6,500	New York Community Bancorp, Inc.	125,060
3,200	TCF Financial Corp.	193,280
7,300	Westamerica Bancorp.	370,329
3,800	Zions Bancorp.	229,900
		1,481,699
Diversified Financials — 4.3%
10,950	Affiliated Managers Group, Inc.+	502,714
4,700	The Bear Stearns Cos. Inc.	392,074
24,700	Merrill Lynch & Co., Inc.	1,228,084
12,300	SLM Corp.	466,416
		2,589,288
Insurance — 6.1%
7,167	Ambac Financial Group, Inc.	509,645
17,000	American International Group, Inc.	1,201,050
497	Berkshire Hathaway, Inc., Class B Shares+	1,438,318
4,200	Lincoln National Corp.	183,540
10,500	Willis Group Holdings Ltd.	365,400
		3,697,953
	TOTAL FINANCIALS	7,768,940

See Notes to Schedules of Investments.

Smith Barney Premier Selections All Cap Growth Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
HEALTH CARE — 18.0%
Biotechnology — 3.3%
19,600	Amgen Inc.+	$1,114,848
6,200	Gilead Sciences, Inc.+	400,768
6,600	Martek Biosciences Corp.+	312,312
15,600	Nabi Biopharmaceuticals +	180,180
		2,008,108
Health Care Equipment and Supplies — 3.4%
10,900	Dade Behring Holdings Inc.+	541,621
8,550	DENTSPLY International Inc.	415,786
12,400	Kyphon Inc.+	335,172
9,500	ResMed, Inc.+	465,500
11,500	Wright Medical Group, Inc.+	317,745
		2,075,824
Health Care Providers and Services — 4.9%
16,400	Coventry Health Care, Inc.+	838,204
12,700	Henry Schein, Inc.+	852,170
12,500	Sierra Health Services, Inc. +	552,500
4,450	Universal Health Services, Inc., Class B Shares	202,520
12,100	VCA Antech, Inc.+	508,563
		2,953,957
Pharmaceuticals — 6.4%
20,800	Johnson & Johnson	1,149,616
11,300	Medicis Pharmaceutical Corp., Class A Shares	404,201
23,200	Merck & Co. Inc.	1,052,120
12,600	NPS Pharmaceuticals, Inc.+	234,990
31,300	Pfizer Inc.	1,000,348
		3,841,275
	TOTAL HEALTH CARE	10,879,164
INDUSTRIALS — 11.6%
Aerospace and Defense — 1.1%
26,100	Aeroflex Inc.+	289,449
6,485	Alliant Techsystems Inc.+	408,296
		697,745
Airlines — 0.3%
7,100	JetBlue Airways Corp.+	169,051
Building Products — 0.7%
10,500	American Standard Cos. Inc.+	397,845
Commercial Services and Supplies — 3.1%
15,100	Alliance Data Systems Corp.+	599,621
7,101	ARAMARK Corp., Class B Shares	190,449
20,400	CSG Systems International, Inc.+	334,560
5,000	DST Systems, Inc.+	227,800
15,300	Labor Ready, Inc. +	214,506

See Notes to Schedules of Investments.

Smith Barney Premier Selections All Cap Growth Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Commercial Services and Supplies — 3.1% (continued)
6,650	Manpower Inc.	$289,607
		1,856,543
Construction and Engineering — 0.5%
8,000	Jacobs Engineering Group Inc.+	319,840
Industrial Conglomerates — 2.6%
7,500	Carlisle Cos. Inc.	476,175
32,800	General Electric Co.	1,090,600
		1,566,775
Machinery — 0.5%
9,100	Navistar International Corp.+	327,145
Road and Rail — 1.1%
14,200	Heartland Express, Inc.	383,542
10,600	Old Dominion Freight Line, Inc.+	307,612
		691,154
Trading Companies and Distributors — 1.7%
6,000	Fastenal Co.	374,280
20,500	MSC Industrial Direct Co., Inc., Class A Shares	641,650
		1,015,930
	TOTAL INDUSTRIALS	7,042,028
INFORMATION TECHNOLOGY — 19.8%
Communications Equipment — 4.3%
12,000	ADTRAN, Inc.	320,520
44,400	Cisco Systems, Inc.+	926,184
55,300	Motorola, Inc.	880,929
22,700	Tekelec +	441,061
		2,568,694
Computers and Peripherals — 2.7%
7,500	Avid Technology, Inc.+	350,550
28,000	Dell Inc.+	993,160
14,200	Electronics for Imaging, Inc.+	284,994
		1,628,704
Electronic Equipment and Instruments — 2.3%
14,200	Benchmark Electronics, Inc.+	405,836
12,600	Celestica, Inc., Subordinate Voting Shares+	216,090
4,300	Diebold, Inc.	198,230
3,700	Jabil Circuit, Inc.+	80,475
13,000	Thermo Electron Corp.+	334,360
5,700	Trimble Navigation Ltd.+	158,289
		1,393,280
Semiconductor Equipment and Products — 5.2%
4,600	Cymer, Inc. +	131,744
20,400	Integrated Device Technology, Inc.+	233,172
40,400	Intel Corp.	984,952

See Notes to Schedules of Investments.

Smith Barney Premier Selections All Cap Growth Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment and Products — 5.2% (continued)
19,300	Microsemi Corp.+	$236,425
40,800	MPS Group, Inc.+	366,384
55,300	Texas Instruments Inc.	1,179,549
		3,132,226
Software — 5.3%
5,450	Mercury Interactive Corp.+	199,252
50,300	Microsoft Corp.	1,431,538
62,400	Quest Software, Inc.+	752,544
32,300	Siebel Systems, Inc.+	260,338
10,200	Synopsys, Inc.+	257,958
17,200	VERITAS Software Corp.+	327,832
		3,229,462
	TOTAL INFORMATION TECHNOLOGY	11,952,366
MATERIALS — 2.3%
Chemicals — 0.4%
4,800	Air Products and Chemicals, Inc.	248,400
Containers and Packaging — 1.1%
12,700	Jarden Corp.+	458,978
9,800	Smurfit-Stone Container Corp.+	182,378
		641,356
Metals and Mining — 0.8%
10,000	Compass Minerals International Inc.	204,200
19,100	Glamis Gold Ltd.+	299,870
		504,070
	TOTAL MATERIALS	1,393,826
	TOTAL COMMON STOCK (Cost — $56,036,884)	57,846,094

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 4.2%
$2,554,000	UBS Securities LLC, dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $2,554,287; (Fully collateralized by various U.S. Government Agency Obligations 0.000% to 8.875%, due 8/3/04 to 5/15/30; Market value — $2,605,080) (Cost — $2,554,000)	2,554,000
	TOTAL INVESTMENTS — 100.0% (Cost — $58,590,884*)	$60,400,094
+	Non-income producing security.
*	Aggregate cost for Federal income tax purpose is substanitially the same.

See Notes to Schedules of Investments.

Smith Barney Large Cap Core Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 97.2%
CONSUMER DISCRETIONARY — 11.2%
Auto Components — 0.8%
7,400	Magna International Inc., Class A Shares	$595,700
Hotels, Restaurants and Leisure — 1.0%
20,100	Outback Steakhouse, Inc.	816,261
Media — 4.1%
22,682	Comcast Corp., Class A Shares +	621,487
13,950	The News Corp. Ltd., Sponsored ADR	443,192
62,275	Time Warner Inc. +	1,036,879
32,031	Viacom Inc., Class B Shares	1,075,921
		3,177,479
Multiline Retail — 3.0%
24,000	Target Corp.	1,046,400
23,675	Wal-Mart Stores, Inc.	1,255,012
		2,301,412
Specialty Retail — 2.3%
9,050	Bed Bath and Beyond Inc. +	320,280
28,826	The Home Depot, Inc.	972,013
21,550	The TJX Cos., Inc.	505,778
		1,798,071
	TOTAL CONSUMER DISCRETIONARY	8,688,923
CONSUMER STAPLES — 6.6%
Beverages — 1.8%
8,850	The Coca-Cola Co.	388,161
20,455	PepsiCo, Inc.	1,022,750
		1,410,911
Food Products — 1.7%
48,200	Archer-Daniels-Midland Co.	743,726
13,250	Kellogg Co.	551,995
		1,295,721
Household Products — 2.0%
29,450	The Procter & Gamble Co.	1,535,818
Personal Products — 1.1%
18,875	The Estee Lauder Cos. Inc., Class A Shares	828,612
	TOTAL CONSUMER STAPLES	5,071,062
ENERGY — 7.2%
Energy Equipment and Services — 2.0%
33,550	Halliburton Co.	1,065,212
12,600	Noble Corp. +	487,872
		1,553,084

See Notes to the Schedules of Investments.

Smith Barney Large Cap Core Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil and Gas — 5.2%
65,956	Exxon Mobil Corp.	$3,053,763
10,100	Total SA, Sponsored ADR	983,235
		4,036,998
	TOTAL ENERGY	5,590,082
FINANCIALS — 19.2%
Banks — 4.7%
34,000	The Bank of New York Co., Inc.	976,820
15,250	Comerica Inc.	891,668
12,050	Fifth Third Bancorp	594,788
21,000	Wells Fargo & Co.	1,205,610
		3,668,886
Diversified Financials — 9.7%
44,825	American Express Co.	2,252,456
28,375	JPMorgan Chase & Co.	1,059,239
23,600	MBNA Corp.	582,684
22,150	Merrill Lynch & Co., Inc.	1,101,298
66,900	SLM Corp.	2,536,848
		7,532,525
Insurance — 4.8%
29,775	Ambac Financial Group, Inc.	2,117,300
22,275	American International Group, Inc.	1,573,729
		3,691,029
	TOTAL FINANCIALS	14,892,440
HEALTH CARE — 15.1%
Biotechnology — 3.1%
24,135	Amgen Inc. +	1,372,799
16,720	Biogen Idec Inc. +	1,003,200
		2,375,999
Health Care Equipment and Supplies — 1.7%
18,425	Medtronic, Inc.	915,170
6,150	St. Jude Medical, Inc. +	419,000
		1,334,170
Health Care Providers and Services — 0.5%
4,975	Anthem, Inc. +	410,288
Pharmaceuticals — 9.8%
12,175	Johnson & Johnson	672,912
18,950	Merck & Co., Inc.	859,382
82,840	Pfizer Inc.	2,647,566
64,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,894,400
43,225	Wyeth	1,530,165
		7,604,425
	TOTAL HEALTH CARE	11,724,882

See Notes to the Schedules of Investments.

Smith Barney Large Cap Core Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 13.0%
Aerospace and Defense — 1.9%
6,250	General Dynamics Corp.	$617,625
8,900	United Technologies Corp.	832,150
		1,449,775
Airlines — 1.2%
63,900	Southwest Airlines Co.	924,633
Commercial Services and Supplies — 0.5%
13,325	Paychex, Inc.	409,210
Industrial Conglomerates — 5.7%
9,050	3M Co.	745,358
80,605	General Electric Co.	2,680,116
31,450	Tyco International Ltd.	974,950
		4,400,424
Machinery — 2.6%
10,900	AGCO Corp. +	228,028
14,600	Danaher Corp.	739,490
12,600	ITT Industries, Inc.	1,007,370
		1,974,888
Road and Rail — 1.1%
19,300	Canadian National Railway Co.	869,079
	TOTAL INDUSTRIALS	10,028,009
INFORMATION TECHNOLOGY — 19.6%
Communications Equipment — 3.0%
34,100	Cisco Systems, Inc. +	711,326
25,000	Juniper Networks, Inc. +	574,000
17,350	Motorola, Inc.	276,386
66,000	Nokia Oyj, Sponsored ADR	766,920
		2,328,632
Computers and Peripherals — 3.2%
54,675	Dell Inc. +	1,939,322
48,225	EMC Corp. +	529,028
		2,468,350
Electronic Equipment and Instruments — 0.8%
27,200	Agilent Technologies, Inc. +	647,632
Internet Software and Services — 2.2%
64,325	IAC/InterActiveCorp +	1,756,072
IT Consulting and Services — 0.3%
8,700	Accenture Ltd., Class A Shares +	214,281
Semiconductor Equipment and Products — 2.7%
85,143	Intel Corp.	2,075,786

See Notes to the Schedules of Investments.

Smith Barney Large Cap Core Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Software — 7.4%
45,950	BEA Systems, Inc. +	$298,216
105,785	Microsoft Corp.	3,010,641
19,350	SAP AG, Sponsored ADR	774,194
71,700	Siebel Systems, Inc. +	577,902
55,395	VERITAS Software Corp. +	1,055,829
		5,716,782
	TOTAL INFORMATION TECHNOLOGY	15,207,535
MATERIALS — 4.6%
Chemicals — 1.9%
14,800	Air Products and Chemicals, Inc.	765,900
17,050	E.I. du Pont de Nemours & Co.	730,933
		1,496,833
Metals and Mining — 2.0%
29,925	Alcoa Inc.	958,498
13,350	Newmont Mining Corp.	540,274
		1,498,772
Paper and Forest Products — 0.7%
14,400	Bowater Inc.	537,120
	TOTAL MATERIALS	3,532,725
UTILITIES — 0.7%
Electric Utilities — 0.7%
16,450	Exelon Corp.	574,105
	TOTAL UTILITIES	574,105
	TOTAL COMMON STOCK (Cost — $ 71,295,582)	75,309,763

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 2.8%
$2,144,000	UBS Securities LLC, dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $2,144,241; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market Value — $2,186,892) (Cost — $2,144,000)	2,144,000
	TOTAL INVESTMENTS — 100% (Cost — $ 73,439,582*)	$77,453,763
+	Non-income producing security.
*	Aggregate cost for Federal income tax purpose is substanitially the same.

Abbreviation used in this schedule:

ADR   — American Depositary Receipt

See Notes to the Schedules of Investments.

Smith Barney Growth and Income Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 94.7%
CONSUMER DISCRETIONARY — 8.8%
Hotels, Restaurants and Leisure — 0.8%
19,340	McDonald’s Corp.	$531,850
Household Durables — 1.0%
29,620	Newell Rubbermaid Inc.	639,792
Leisure Equipment and Products — 1.0%
36,540	Mattel, Inc.	640,181
Media — 3.9%
21,950	Comcast Corp., Class A Shares+	601,430
7,390	Comcast Corp., Special Class A Shares+	198,052
57,434	Liberty Media Corp., Class A Shares+	487,040
2,871	Liberty Media International, Inc., Class A Shares+*	89,518
16,310	The News Corp. Ltd., Sponsored ADR	518,169
22,720	Viacom Inc., Class B Shares	763,165
		2,657,374
Multiline Retail — 0.7%
12,280	Costco Wholesale Corp.	499,305
Specialty Retail — 1.4%
19,660	Best Buy Co., Inc.	946,826
	TOTAL CONSUMER DISCRETIONARY	5,915,328
CONSUMER STAPLES — 8.6%
Beverages — 1.9%
25,110	PepsiCo, Inc.	1,255,500
Food Products — 1.9%
18,360	Kellogg Co.	764,878
22,500	Sara Lee Corp.	494,100
		1,258,978
Household Products — 3.8%
18,470	Kimberly-Clark Corp.	1,183,373
26,640	The Procter & Gamble Co.	1,389,276
		2,572,649
Personal Products — 1.0%
15,250	The Estee Lauder Cos. Inc., Class A Shares	669,475
	TOTAL CONSUMER STAPLES	5,756,602
ENERGY — 7.8%
Energy Equipment and Services — 1.9%
25,140	ENSCO International Inc.*	756,965
18,760	GlobalSantaFe Corp.	514,024
		1,270,989

See Notes to Schedules of Investments.

Smith Barney Growth and Income Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil and Gas — 5.9%
6,230	ChevronTexaco Corp.	$595,899
45,220	Exxon Mobil Corp.	2,093,686
13,090	Total SA, Sponsored ADR	1,274,312
		3,963,897
	TOTAL ENERGY	5,234,886
FINANCIALS — 19.0%
Banks — 8.6%
22,118	Bank of America Corp.	1,880,251
16,690	The Bank of New York Co., Inc.	479,504
8,910	Comerica Inc.	520,968
10,290	Fifth Third Bancorp	507,914
18,570	U.S. Bancorp	525,531
11,260	Wachovia Corp.	498,931
23,240	Wells Fargo & Co.	1,334,208
		5,747,307
Diversified Financials — 6.5%
16,660	American Express Co.	837,165
5,850	Freddie Mac	376,213
8,710	The Goldman Sachs Group, Inc.	768,135
35,948	JPMorgan Chase & Co.	1,341,939
18,930	MBNA Corp.	467,382
11,120	Merrill Lynch & Co., Inc.	552,886
		4,343,720
Insurance — 3.9%
22,710	American International Group, Inc.	1,604,462
6	Berkshire Hathaway Inc., Class A Shares+	523,500
7,680	The Chubb Corp.	528,230
		2,656,192
	TOTAL FINANCIALS	12,747,219
HEALTH CARE — 12.1%
Biotechnology — 1.7%
13,910	Amgen Inc.+	791,201
6,350	OSI Pharmaceuticals, Inc.+*	381,635
		1,172,836
Health Care Equipment and Supplies — 2.2%
11,710	Fisher Scientific International Inc.+*	681,522
13,850	Guidant Corp.	766,182
		1,447,704

See Notes to Schedules of Investments.

Smith Barney Growth and Income Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals — 8.2%
22,310	GlaxoSmithKline PLC, ADR	$913,594
58,900	Pfizer Inc.	1,882,444
34,220	Schering-Plough Corp.	665,921
9,600	Sepracor Inc.+*	441,312
36,180	Teva Pharmaceutical Industries Ltd., Sponsored ADR*	1,070,928
15,880	Wyeth	562,152
		5,536,351
	TOTAL HEALTH CARE	8,156,891
INDUSTRIALS — 15.0%
Aerospace and Defense — 4.2%
30,620	The Boeing Co.	1,553,965
11,120	Lockheed Martin Corp.	589,249
20,370	Raytheon Co.	683,414
		2,826,628
Building Products — 1.1%
19,560	American Standard Cos. Inc.+	741,128
Commercial Services and Supplies — 2.3%
10,030	Avery Dennison Corp.	607,517
20,500	Paychex, Inc.	629,555
11,110	Waste Management, Inc.	312,635
		1,549,707
Industrial Conglomerates — 6.8%
84,300	General Electric Co.	2,802,975
21,660	Honeywell International Inc.	814,633
29,640	Tyco International Ltd.	918,840
		4,536,448
Machinery — 0.6%
11,770	Navistar International Corp.+	423,132
	TOTAL INDUSTRIALS	10,077,043
INFORMATION TECHNOLOGY — 15.4%
Communications Equipment — 3.8%
302,550	ADC Telecommunications, Inc.+*	726,120
43,790	Cisco Systems, Inc.+	913,459
248,090	Nortel Networks Corp.+	908,009
		2,547,588
Computers and Peripherals — 4.2%
26,830	Dell Inc.+	951,660
37,040	Hewlett-Packard Co.	746,356
12,930	International Business Machines Corp.	1,125,815
		2,823,831
Internet Software and Services — 1.0%
25,880	IAC/InterActiveCorp+*	706,524

See Notes to Schedules of Investments.

Smith Barney Growth and Income Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Semiconductor Equipment and Products — 1.5%
20,690	Intel Corp.	$504,422
16,400	Xilinx, Inc.	482,652
		987,074
Software — 4.9%
30,930	BMC Software, Inc.+	484,982
87,620	Microsoft Corp.	2,493,665
27,640	Oracle Corp.+	290,496
		3,269,143
	TOTAL INFORMATION TECHNOLOGY	10,334,160
MATERIALS — 3.9%
Containers and Packaging — 0.6%
19,150	Smurfit-Stone Container Corp.+	356,382
Metals and Mining — 2.0%
28,750	Alcoa Inc.	920,862
22,490	Barrick Gold Corp.	430,009
		1,350,871
Paper and Forest Products — 1.3%
20,420	International Paper Co.	882,757
	TOTAL MATERIALS	2,590,010
TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
54,780	AT&T Wireless Services Inc.+	791,023
7,300	Nextel Communications, Inc., Class A Shares+	166,148
	TOTAL TELECOMMUNICATION SERVICES	957,171
UTILITIES — 2.7%
Electric Utilities — 0.8%
14,840	FirstEnergy Corp.	580,244
Gas Utilities — 1.0%
84,320	El Paso Corp.*	665,285
Multi-Utilities — 0.9%
28,850	NiSource Inc.	597,195
	TOTAL UTILITIES	1,842,724
	TOTAL COMMON STOCK (Cost — $56,967,372)	63,612,034

See Notes to Schedules of Investments.

Smith Barney Growth and Income Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

Rights	SECURITY	VALUE
RIGHTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
574	Liberty Media International, Inc., Class A Shares+ (Cost — $0)	$3,451
	SUB-TOTAL INVESTMENTS (Cost — $56,967,372)	63,615,485

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 5.3%
$3,592,000	UBS Securities LLC, dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $3,592,404; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market Value — $3,663,860) (Cost — $3,592,000)	3,592,000
	TOTAL INVESTMENTS — 100% (Cost — $60,559,372**)	$67,207,485

LOANED SECURITIES COLLATERAL

FACE AMOUNT	SECURITY	VALUE
$5,680,625	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $5,680,625 )	$5,680,625
+	Non-income producing security.
*	All or a portion of this security is on loan.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SB Government Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 24.9%
	U.S. Treasury Notes:
$1,500,000	3.125% due 5/15/07 (a)	$1,505,157
11,000,000	3.250% due 8/15/07 (a)(b)	11,048,565
10,000,000	3.000% due 2/15/08 (a)	9,909,380
5,000,000	3.125% due 4/15/09 (a)	4,889,650
3,000,000	3.625% due 7/15/09 (a)	2,992,032
1,500,000	4.875% due 2/15/12 (a)	1,563,282
5,000,000	4.000% due 11/15/12 (a)	4,893,755
5,000,000	4.000% due 2/15/14 (a)	4,819,340
	U.S. Treasury Bonds:
300,000	7.250% due 5/15/16 (a)	366,703
200,000	9.000% due 11/15/18 (a)(b)	282,305
700,000	7.625% due 2/15/25 (a)	909,481
1,350,000	U.S. Treasury Strip, due 5/15/05	1,331,116
	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $45,002,148)	44,510,766
U.S. GOVERNMENT AGENCIES — 2.0%
	Federal National Mortgage Association:
1,700,000	5.250% due 1/15/09 (a)	1,789,782
1,000,000	3.425% due 2/17/09 (a)	998,980
700,000	Federal Home Loan Bank (FHLB), 6.500% due 11/15/05 (a)	734,954
	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $3,398,093)	3,523,716
MORTGAGE-BACKED SECURITIES — 39.8%
	Federal Home Loan Mortgage Corp. (FHLMC),:
463,821	6.500% due 9/1/31 (a)	485,456
224,741	6.000% due 12/1/31 (a)	230,985
215,104	4.500% due 4/15/32 (a)	217,513
410,165	5.000% due 8/1/33 (a)	400,951
1,434,244	6.000% due 4/15/34 (a)	1,459,376
2,600,000	5.000% due 8/12/34 (c)(d)	2,533,375
8,000,000	6.000% due 8/12/34 (c)(d)	8,205,000
	Federal National Mortgage Association (FNMA):
80,339	6.000% due 8/1/16 (a)	83,991
1,000,000	6.000% due 8/17/19 (c)(d)	1,044,062
1,000,000	6.500% due 8/17/19 (c)(d)	1,056,875
28,834	6.500% due 4/1/29 (a)	30,176
183,701	7.000% due 11/1/31 (a)	194,525
11,347	7.500% due 3/1/32 (a)	12,141
205,245	7.500% due 4/1/32 (a)	219,603
195,692	6.500% due 5/1/32 (a)	204,534
108,048	7.500% due 5/1/32 (a)	115,607
456,329	6.000% due 6/1/32 (a)	468,810
3,043,462	6.000% due 1/1/33 (a)	3,126,706
10,000,000	4.500% due 8/12/34 (c)(d)	9,443,750
25,500,000	5.500% due 8/12/34 (c)(d)	25,571,706
6,000,000	6.500% due 8/12/34 (c)(d)	6,262,500
1,000,000	7.000% due 8/12/34 (c)(d)	1,056,562

See Notes to Schedules of Investments.

SB Government Portfolio

Schedules of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES — 39.8% (continued)
	Government National Mortgage Association (GNMA):
$112,380	6.500% due 6/15/31 (a)	$117,767
142,887	7.000% due 9/15/31 (a)	151,995
8,274,204	6.000% due 3/15/33 (a)	8,524,341
	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $70,985,663)	71,218,307
PAC IOs — 0.3%
5,000,000	Federal Home Loan Mortgage Corp., yield to maturity 5.500% due 1/15/23 (a) (Cost — $397,493)	453,175
	SUB-TOTAL INVESTMENTS (Cost — $119,783,397)	119,705,964
SHORT-TERM INVESTMENTS — 33.0%
U.S. GOVERNMENT AGENCY DISCOUNT NOTES — 7.1%
12,724,000	Federal Home Loan Bank (FHLB) Discount Notes, zero coupon due 8/11/04 (Cost — $12,720,119)	12,720,119
U.S. TREASURY BILLS — 17.0%
30,376,000	U.S. Treasury Bills, due 8/12/04 (Cost — $30,366,423)	30,366,423
REPURCHASE AGREEMENTS — 8.9%
9,480,000	State Street Bank and Trust Co. dated 7/30/04, 1.250% due 8/2/04, Proceeds at maturity — $9,480,988; (Fully collateralized by U.S. Treasury Notes, 4.625% due 5/15/06; Market Value — $9,672,552)	9,480,000
6,470,000	UBS Securities LLC, dated 7/30/04, 1.310% due 8/2/04; Proceeds at maturity — $6,470,706; (Fully collateralized by U.S. Treasury Notes, 2.250% due 7/31/04; Market Value — $6,599,400)	6,470,000
	TOTAL REPURCHASE AGREEMENTS (Cost — $15,950,000)	15,950,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $59,036,542)	59,036,542
	TOTAL INVESTMENTS — 100.0% (Cost — $178,819,939*)	$178,742,506
(a)	All or a portion of this security is segregated for “to-be-announced” securities and open futures contracts.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Security acquired under mortgage dollar roll agreement.
(d)	Security is traded on a “to-be-announced” basis.
*	Aggregate cost of Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

PAC IO   — Planned Amortizaton Class — Interest Only

See Notes to Schedules of Investments.

Notes to the Schedules of Investments (unaudited)

1.	Significant Accounting Policies

Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Large Cap Core Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio (“Funds”) are separate investment funds of the Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued at the mean between the bid and asked prices; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3.	Futures Contracts

The Funds may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market

Notes to the Schedules of Investments (unaudited) (continued)

value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (and cost of) the closing transaction and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At July 31, 2004, SB Government Portfolio had the following open futures contracts:

	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Bonds	100	9/04	$10,442,693	$10,821,875	$379,182
U.S. 10 Year Treasury Notes	80	9/04	8,793,416	8,857,500	64,084
Contracts to Sell:
U.S. 5 Year Treasury Notes	302	9/04	32,600,832	33,069,000	(468,168)
Net Unrealized Loss on Open Future contracts					$(24,902)

At July 31, 2004, Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and Smith Barney Growth and Income Portfolios did not have any open futures contracts.

4.	Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At July 31, 2004, Smith Barney Growth and Income Portfolio had loaned securities having a market value of $5,519,809. Smith Barney Growth and Income Portfolio received cash collateral amounting to $5,680,625, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

At July 31, 2004, Smith Barney Premier Selections All Cap Growth, Smith Barney Large Cap Core and SB Government Portfolios did not have any securities on loan.

Notes to the Schedules of Investments (unaudited) (continued)

5.	Securities Traded on a To-Be-Announced Basis

The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At July 31, 2004, SB Government Portfolio held TBA securities with a total cost of $54,869,875.

6.	Mortgage Dollar Rolls

SB Government Portfolio may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase the securities may be limited.

During the nine months ended July 31, 2004, SB Government Portfolio entered into mortgage dollar roll transactions in the aggregate amount of $562,363,750.

At July 31, 2004, SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $54,869,875.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 28, 2004